Summary of Closed Block Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Premiums	$ 58	$ 61	$ 66
Net investment income	87	93	94
Realized investment gains	1	1
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)
Total revenues	141	150	156
Benefits and expenses:
Policy and contract benefits	122	124	123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)
Total benefits and expenses	126	134	139
Total revenues, net of benefits and expenses, before federal income tax expense	15	16	17
Federal income tax expense	5	6	6
Revenues, net of benefits and expenses and federal income tax expense	10	10	11
Maximum future earnings from assets and liabilities:
Beginning of period	172	182	193
Change during period	(10)	(10)	(11)
End of period	$ 162	$ 172	$ 182